Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of the Parent Company
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

	December 31,
	2016	2017
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	57,505	31,781	4,885
Short-term investments	486,341	699,159	107,459
Prepaid expenses and other current assets	26,113	23,315	3,583

Total current assets	569,959	754,255	115,927
Non-current assets:
Other non-current assets	5,936	3,816	587
Investment in subsidiaries and VIEs	5,807,841	7,798,858	1,198,663

Total non-current assets	5,813,777	7,802,674	1,199,250

Total assets	6,383,736	8,556,929	1,315,177

LIABILITIES AND SHAREHOLDERS’ EQUITY Current liabilities:
Accrued expenses and other payables	20,660	6,932	1,065
Dividend payable	—	595,779	91,570
Due to subsidiaries	2,672	2,581	397

Total current liabilities	23,332	605,292	93,032

Total liabilities	23,332	605,292	93,032

Commitments and Contingencies
Shareholders’ equity:
Ordinary shares (par value of US$0.01 per share; 100,000,000,000 (including 99,931,211,060 Class A and 68,788,940 Class B ) shares authorized; 115,297,224 and 117,140,856 shares issued and outstanding, all comprised of Class A, as of December 31, 2016 and 2017, respectively)	7,784	7,909	1,216
Additional paid-in capital	3,006,152	3,246,475	498,974
Accumulated other comprehensive income	125,009	69,954	10,752
Retained earnings	3,221,459	4,627,299	711,203

Total shareholders’ equity	6,360,404	7,951,637	1,222,145

Total liabilities and shareholders’ equity	6,383,736	8,556,929	1,315,177

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Operating expenses:
General and administrative expenses	(24,235)	(20,533)	(13,334)	(2,049)

Operating losses	(24,235)	(20,533)	(13,334)	(2,049)
Interest income	11,526	7,492	13,441	2,066
Share of income of subsidiaries and VIEs	1,003,358	1,240,955	2,001,512	307,625

Income before income taxes	990,649	1,227,914	2,001,619	307,642
Income tax expense	—	—	—	—

Net income	990,649	1,227,914	2,001,619	307,642

Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	56,821	62,256	(55,055)	(8,462)

Comprehensive income	1,047,470	1,290,170	1,946,564	299,180

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$
Net cash used in operating activities	(2,017)	(23,846)	(8,303)	(1,276)

Net cash used in investing activities	(132,976)	(86,743)	(77,005)	(11,835)

Net cash generated from financing activities	30,200	25,420	61,070	9,386

Effect of exchange rate changes on cash and cash equivalents	7,569	5,864	(1,486)	(228)

Net decrease in cash and cash equivalents	(97,224)	(79,305)	(25,724)	(3,953)
Cash and cash equivalents at beginning of year	234,034	136,810	57,505	8,838

Cash and cash equivalents at end of year	136,810	57,505	31,781	4,885

(a)	Basis of accounting

For the Company only condensed financial information, the Company records its investment in its subsidiaries and VIEs under the equity method of accounting as prescribed in ASC 323-10, Investments-Equity Method and Joint Ventures: Overall. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIEs” and share of their income as “Share of income of subsidiaries and VIEs” on the condensed statements of comprehensive income. The parent company’s condensed financial statements should be read in conjunction with the Company’s consolidated financial statements.

(b)	Commitments

The Company does not have any significant commitments or long-term obligations as of any of the years presented.